COMMITMENTS (Details) - Novus Capital Corp [Member]		10 Months Ended
	Sep. 28, 2020 USD ($) $ / shares shares	Dec. 31, 2020 USD ($) $ / shares shares
COMMITMENTS
Percentage of cash Fee upon gross proceeds		3.50%
Cash fee allocated to third parties		$ 3,500,000
Percentage of Cash Fee Allocated To Third Parties		30.00%
Share Price | $ / shares	$ 10.00	$ 9.20
Number of units issued | shares	37,500,000	10,000,000
Aggregate gross proceeds	$ 375,000,000
AppHarvest Business Combination Agreement [Member] | Company Interim Period Convertible Notes
COMMITMENTS
Share Price | $ / shares	$ 9.50
Quotient obtained for right to receive shares of common stock	50,000,000
AppHarvest Business Combination Agreement [Member] | Maximum | Company Interim Period Convertible Notes
COMMITMENTS
Aggregate principal balance	$ 30,000,000
Early Bird Capital
COMMITMENTS
Percentage of Cash Fee Allocated To Third Parties		1.00%